Leases (Tables)	6 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Operating lease and Lease Cost

A summary of supplemental information related to the operating lease as of December 31, 2024 is as follows:

	As of December 31,	As of June 30,
	2024	2024
	(unaudited)
Operating right-of-use assets	$799,353	$-
Amortization of right-of-use assets	(36,709)	-
Right-of-use assets, net	$762,644	$-

Operating lease liabilities, current portion	$110,832	$-
Operating lease liabilities, non-current portion	687,093	-
Total operating lease liabilities	$797,925	$-

Weighted average remaining lease term	5.08 years	-
Weighted average discount rate*	7.12%	-

*	The U.S. prime rate was applied as an alternative to the discount rate for lease assets located in the USA, and the Philippines overnight lending rate was applied as an alternative to the discount rate for lease assets located in Philippines, given the fact that the rate implicit in the Group’s leases is not readily determinable, and that as of December 31, 2024, the Group had no bank loans.

A summary of lease cost recognized in the Group’s unaudited condensed consolidated statements of operations and comprehensive income and supplemental cash flow information related to operating leases is as follows:

	For the six months ended December 31,
	2024	2023
	(unaudited)	(unaudited)
Operating lease expense excluding short-term lease expense	$36,806	$-
Short-term lease expense	73,428	65,819
Total	$110,234	$65,819

Cash paid for operating leases	10,810	-

Schedule of Future Lease Payments Under Lease Liabilities

Future lease payments under lease liabilities as of December 31, 2024 were as follows:

As of December 31, 2024
(unaudited)
Remainder of 2025	$164,572
2026	185,384
2027	193,679
2028	202,685
2029	171,705
2030	41,837
Total operating lease payments	$959,862
Less: Imputed interest	(161,937)
Present value of operating lease liabilities	$797,925